Deposits - Summary of Contractual Maturities of Term Deposit Liabilities (Detail) - CAD ($) $ in Millions	Jul. 31, 2022	Oct. 31, 2021
Disclosure of deposits [line items]
Term deposit liabilities	$ 520,273	$ 438,907
Aggregate amount of term deposits in denominations of one hundred thousand dollars or more	484,000	416,000
Less than 3 months [member]
Disclosure of deposits [line items]
Term deposit liabilities	152,461	133,776
3 to 6 months [member]
Disclosure of deposits [line items]
Term deposit liabilities	58,906	64,062
6 to 12 months [member]
Disclosure of deposits [line items]
Term deposit liabilities	125,192	83,871
1 to 2 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	52,844	45,532
2 to 3 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	39,009	29,204
3 to 4 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	25,688	24,573
4 to 5 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	33,209	25,329
Over 5 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	$ 32,964	$ 32,560